Income and Social Contribution Taxes - Deferred Taxes (Detail) - BRL (R$) R$ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Assets - deferred income and social contribution taxes on:
Provision for impairment of assets		R$ 57,924	R$ 75,231
Provisions for tax, civil, and labor risks		188,236	138,516
Provision for post-employment benefits		73,335	96,108
Provision for differences between cash and accrual basis	[1]	24,754	606,054
Goodwill		4,825	5,161
Business combination – tax basis vs. accounting basis of goodwill		18,699	75,515
Provision for asset retirement obligation		16,991	15,728
Provision for suppliers		39,364	49,501
Provision for profit sharing and bonus		44,876	56,873
Leases payable		41,463	41,932
Change in fair value of subscription warrants		10,957	22,833
Provision for deferred revenue		15,643	25,770
Other provisions		2,769	14,917
Tax losses and negative basis for social contribution carryforwards		148,345	363,862
Total		688,181	1,588,001
Offset liability balance of deferred IRPJ and CSLL		(116,426)	(613,290)
Net balance of deferred taxes assets		571,755	974,711
Liabilities - deferred income and social contribution taxes on:
Revaluation of PP&E		408	1,776
Leases payable		138	1,895
Provision for differences between cash and accrual basis	[1]	19,664	402,780
Provision for goodwill		28,676	92,242
Business combination - fair value of assets		66,079	111,832
Other provisions		1,743	15,497
Total		116,708	626,022
Offset asset balance of deferred IRPJ and CSLL		(116,426)	(613,290)
Net balance of deferred taxes liabilities		R$ 282	R$ 12,732

[1]	Refers, mainly, to the income tax on the exchange variation of the derivate hedging instruments.